EMPLOYEE BENEFIT PLANS - Defined benefit pension plan - Obligation (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Defined benefit pension plan - Colombia
EMPLOYEE BENEFIT PLANS
Discount rate	11.00%	11.75%
Defined benefit pension plan - Guatemala
EMPLOYEE BENEFIT PLANS
Discount rate	9.10%	9.00%
Defined benefit obligation at present value | Defined benefit pension plan - Colombia
EMPLOYEE BENEFIT PLANS
Present value of the obligation as of January 1	$ 101,778	$ 95,081
Interest cost	10,459	11,409
Benefits paid	(13,003)	(12,237)
Net actuarial loss / (gain) due to changes in assumptions	2,229	7,025
Net actuarial loss / (gain) due to plan experience	(366)	500
Others	2,150	0
Defined obligation, unfunded as of December 31	103,247	101,778
Defined benefit obligation at present value | Defined benefit pension plan - Panama
EMPLOYEE BENEFIT PLANS
Present value of the obligation as of January 1	3,051	5,296
Interest cost	234	312
Benefits paid	(524)	(1,088)
Net actuarial loss / (gain) due to changes in assumptions	117	(174)
Net actuarial loss / (gain) due to plan experience	(63)	(361)
Foreign currency translation effect	450	(934)
Defined obligation, unfunded as of December 31	3,265	3,051
Defined benefit obligation at present value | Defined benefit pension plan - Guatemala
EMPLOYEE BENEFIT PLANS
Present value of the obligation as of January 1	28,025	30,878
Current cost of service	1,136	878
Interest cost	2,657	2,757
Past service cost	0	(4,821)
Benefits paid	(1,668)	(1,764)
Net actuarial loss / (gain) due to changes in assumptions	(556)	5,544
Net actuarial loss / (gain) due to plan experience	(61)	1,272
Foreign currency translation effect	4,951	(6,719)
Defined obligation, unfunded as of December 31	$ 34,484	$ 28,025